Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (15,067)
Balance at end of period	(19,900)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(1,317)	SFr (95)
Increase/(decrease)	289	(727)
Reclassification adjustments, included in net income	(82)	(121)
Total increase/(decrease)	207	(848)
Balance at end of period	(1,110)	(943)
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(17,020)	(16,760)
Increase/(decrease)	(1,072)	934
Reclassification adjustments, included in net income	59	0
Total increase/(decrease)	(1,013)	934
Balance at end of period	(18,033)	(15,826)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(13)	13
Increase/(decrease)	1	(6)
Reclassification adjustments, included in net income	0	0
Total increase/(decrease)	1	(6)
Balance at end of period	(12)	7
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(582)	(429)
Increase/(decrease)	(47)	0
Reclassification adjustments, included in net income	3	4
Total increase/(decrease)	(44)	4
Balance at end of period	(626)	(425)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(9)	(6)
Increase/(decrease)	0	(1)
Reclassification adjustments, included in net income	1	1
Total increase/(decrease)	1	0
Balance at end of period	(8)	(6)
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	3,874	(2,082)
Increase/(decrease)	3,746	3,516
Reclassification adjustments, included in net income	(7,731)	17
Reclassification from accumulated other comprehensive income current period impact write down additional tier 1 capital income tax expense benefit	1,440
Reclassification from accumulated other comprehensive income, current period, write down additional tier 1 capital gross of tax	(9,048)
Total increase/(decrease)	(3,985)	3,533
Balance at end of period	(111)	1,451
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(15,067)	(19,359)
Increase/(decrease)	2,917	3,716
Reclassification adjustments, included in net income	(7,750)	(99)
Total increase/(decrease)	(4,833)	3,617
Balance at end of period	SFr (19,900)	SFr (15,742)